EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of equity	Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	Note	2023	2022
Preferred equity	(a)	$4,103	$4,145
Non-controlling interests	(b)	122,465	98,138
Common equity	(c)	41,674	39,608
		$168,242	$141,891
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2023	2022	2023	2022
Perpetual preferred shares
Floating rate	5.29%	4.26%	$463	$505
Fixed rate	4.82%	4.82%	739	739
	5.00%	4.59%	1,202	1,244
Fixed rate-reset preferred shares	4.72%	4.31%	2,901	2,901
	4.80%	4.40%	$4,103	$4,145
Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2023	2022	2023	2022
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,220,175	10,220,175	$169	$169
Series 4	70% P	3,983,910	3,983,910	45	45
Series 13	70% P	8,792,596	8,792,596	195	195
Series 15	B.A. + 40 b.p.[1]	—	2,000,000	—	42
Series 17	4.75%	7,840,204	7,840,204	171	171
Series 18	4.75%	7,681,088	7,681,088	178	178
Series 36	4.85%	7,842,909	7,842,909	197	197
Series 37	4.90%	7,830,091	7,830,091	193	193
Series 51	Variable up to P	3,320,486	3,320,486	54	54
				1,202	1,244
Rate-reset preferred shares[2]
Series 24	3.24%	10,808,027	10,808,027	265	265
Series 26[3]	3.85%	9,770,928	9,770,928	240	240
Series 28[4]	4.61%	9,233,927	9,233,927	232	232
Series 30[5]	6.09%	9,787,090	9,787,090	241	241
Series 32[6]	6.74%	11,750,299	11,750,299	297	297
Series 34	4.44%	9,876,735	9,876,735	253	253
Series 38	3.57%	7,906,132	7,906,132	179	179
Series 40	4.03%	11,841,025	11,841,025	271	271
Series 42	3.25%	11,887,500	11,887,500	266	266
Series 44	5.00%	9,831,929	9,831,929	187	187
Series 46[7]	5.39%	11,740,797	11,740,797	217	217
Series 48[8]	6.23%	11,885,972	11,885,972	244	244
Series 52	2.75%	1,177,580	1,177,580	9	9
				2,901	2,901
Total				$4,103	$4,145
1.Rated determined quarterly. All Series 15 shares were fully redeemed and cancelled as at March 31, 2023.
2.Dividend rates are fixed for 5 to 6 years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively and reset after 5 to 6 years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points.
3.Dividend rate reset commenced March 31, 2022.
4.Dividend rate reset commenced June 30, 2022.
5.Dividend rate reset commenced December 31, 2022.
6.Dividend rate reset commenced October 1, 2023.
7.Dividend rate reset commenced March 31, 2022.
8.Dividend rate reset commenced December 31, 2022.
P – Prime Rate, B.A. – Bankers’ Acceptance Rate, b.p. – Basis Points.
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2023	2022
Common equity	$117,318	$92,991
Preferred equity	5,147	5,147
Total	$122,465	$98,138
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2023	2022
Common shares	$10,879	$10,901
Contributed surplus	112	148
Retained earnings	18,006	18,006
Ownership changes	4,510	2,959
Accumulated other comprehensive income	8,167	7,594
Common equity	$41,674	$39,608
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT DEC. 31	2023	2022
Class A shares[1,3]	1,523,372,339	1,573,286,748
Class B shares	85,120	85,120
Shares outstanding[1]	1,523,457,459	1,573,371,868
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate[3]	91,632,045	55,500,881
Total diluted shares	1,615,089,504	1,628,872,749
1.Net of 81,849,805 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2023 (December 31, 2022 – 62,910,220).
2.Includes management share option plan and escrowed stock plan.
3.During the year, 32,934,574 BN Class A shares (“BN shares”) were voluntarily exchanged for newly-issued BNRE class A-1 exchangeable non-voting shares on a one-for-one basis. BNRE Class A-1 shares are convertible in BN shares.
The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2023	2022
Outstanding, beginning of year[1]	1,573,371,868	1,568,828,941
Issued (Repurchased)
Issuances	794,418	1,406,586
Repurchases	(54,547,332)	(17,247,660)
Long-term share ownership plans[2]	3,722,567	19,138,775
Dividend reinvestment plan and other	115,938	1,245,226
Outstanding, end of year[3]	1,523,457,459	1,573,371,868
1.Net of 62,910,220 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2022 (December 31, 2021 – 69,663,192).
2.Includes management share option plan and restricted stock plan.
3.Net of 81,849,805 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2023 (December 31, 2022 – 62,910,220).
The expense recognized for share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Expense arising from equity-settled share-based payment transactions	$104	$159
Expense (recovery) arising from cash-settled share-based payment transactions	290	(621)
Total expense (recovery) arising from share-based payment transactions	394	(462)
Effect of hedging program	(289)	629
Total expense included in consolidated income	$105	$167
The changes in the number of options during 2023 and 2022 were as follows:

	NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2023	44,093	US$	25.16
Granted	716		36.37
Exercised	(4,731)		16.25
Cancelled	(333)		39.57
Outstanding as at December 31, 2023	39,745	US$	26.30
1.Options to acquire NYSE listed Class A shares.

	NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2022	43,794	US$	22.59
Granted	3,956		46.62
Exercised	(3,258)		15.35
Cancelled	(399)		35.70
Outstanding as at December 31, 2022	44,093	US$	25.16
1.Options to acquire NYSE listed Class A shares.
The weighted-average fair value of options granted for the year ended December 31, 2023 was $9.61 (2022 – $8.82), and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2023	2022
Weighted-average share price	US$	36.37	46.62
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	28.7	24.8
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.0	1.4
Risk-free rate	%	4.0	1.9
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
As at December 31, 2023, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$13.77 – US$16.70	1.8 years	4,845	—	4,845
US$18.43 – US$22.05	3.0 years	16,604	—	16,604
US$24.15 – US$31.64	5.2 years	5,539	1,390	6,929
US$35.56 – US$46.62	7.3 years	4,175	7,192	11,367
		31,163	8,582	39,745
As at December 31, 2022, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$13.77 – US$16.70	2.1 years	8,376	—	8,376
US$18.43 – US$22.05	4.0 years	16,569	1,094	17,663
US$24.15 – US$31.64	6.2 years	4,381	2,700	7,081
US$35.56 – US$46.62	8.2 years	2,099	8,874	10,973
		31,425	12,668	44,093
The weighted-average fair value of escrowed shares granted for the year ended December 31, 2023 was $9.61 (2022 – $7.66), and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2023	2022
Weighted-average share price	US$	36.37	36.25
Average term to exercise	Years	7.5	7.2
Share price volatility[1]	%	28.7	26.7
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.0	1.0
Risk-free rate	%	4.0	3.7
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
The change in the number of ES shares during 2023 and 2022 was as follows:

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding as at January 1, 2023	39,425	$35.00
Granted	2,155	36.37
Exercised	(228)	34.84
Cancelled	(15)	43.51
Outstanding as at December 31, 2023	41,337	$35.03

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding as at January 1, 2022	50,378	$25.14
Granted	43,650	36.25
Exercised	(54,600)	26.94
Cancelled	(3)	41.06
Outstanding as at December 31, 2022	39,425	$35.00
The change in the number of DSUs and RSUs during 2023 and 2022 was as follows:

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding as at January 1, 2023	21,648	13,679	C$	6.10
Granted and reinvested	271	—		—
Exercised and cancelled	(968)	—		—
Outstanding as at December 31, 2023	20,951	13,679	C$	6.10

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding as at January 1, 2022	18,286	13,679	C$	6.10
Granted and reinvested	3,415	—		—
Exercised and cancelled	(53)	—		—
Outstanding as at December 31, 2022	21,648	13,679	C$	6.10
The fair value of each DSU is equal to the traded price of the company’s common shares.

	Unit	Dec. 31, 2023	Dec. 31, 2022
Share price on date of measurement	C$	53.15	42.58
Share price on date of measurement	US$	40.12	31.46
The fair value of RSUs was determined primarily using the following inputs:

	Unit	Dec. 31, 2023	Dec. 31, 2022
Share price on date of measurement	C$	53.15	42.58
Weighted-average fair value of a unit	C$	47.05	36.48

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Net income attributable to shareholders	$1,130	$2,056
Preferred share dividends	(166)	(150)
Net income available to shareholders	964	1,906
Dilutive impact of exchangeable shares	5	5
Net income available to shareholders including dilutive impact of exchangeable shares	$969	$1,911

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Weighted average – Class A and Class B shares	1,558.5	1,567.5
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	29.7	40.7
Class A and Class B shares and share equivalents	1,588.2	1,608.2